Liquidity and Capital Requirements	12 Months Ended
Dec. 31, 2022
Regulatory Capital Requirements under Banking Regulations [Abstract]
Liquidity And Capital Requirements
31. Liquidity and Capital Requirements
Compliance Requirements
FAR
As an issuer of HMBS, FAR is required by Ginnie Mae to maintain minimum net worth, liquidity, and capitalization levels as well as minimum insurance levels.
The net worth required is $5.0 million plus 1% of FAR’s commitment authority from Ginnie Mae. The liquidity requirement is for 20% of FAR’s required net worth to be in the form of cash or cash equivalent assets. FAR is required to maintain a ratio of 6% of net worth to total assets.
As of December 31, 2022, FAR was in compliance with the minimum net worth, liquidity, capitalization levels, and insurance requirements of Ginnie Mae. The minimum net worth required of FAR by Ginnie Mae was $112.4 million as of December 31, 2022. FAR’s actual net worth calculated based on Ginnie Mae guidance was $254.7 million as of December 31, 2022. The minimum liquidity required of FAR by Ginnie Mae was $22.5 million as of December 31, 2022. FAR’s actual cash and cash equivalents were $28.7 million as of December 31, 2022. FAR’s actual ratio of net worth to total assets was below the Ginnie Mae requirement; however, FAR received a waiver for the minimum outstanding capital requirements from Ginnie Mae. Therefore, the Company was in compliance with all Ginnie Mae requirements.
In addition, FAR is required to maintain both fidelity bond and errors and omissions insurance coverage at tiered levels based on the aggregate UPB of the loans serviced by FAR throughout the year. FAR is required to conduct compliance testing at least quarterly to ensure compliance with the foregoing requirements. As of December 31, 2022, FAR was in compliance with applicable requirements.
FAM
In addition to the covenant requirements of FAM mentioned in Note 19 - Other Financing Lines of Credit, FAM is subject to various regulatory capital requirements administered by HUD as a result of their mortgage origination and servicing activities. HUD governs non-supervised, direct endorsement mortgagees, and Ginnie Mae, FNMA, and FHLMC, which sponsor programs that govern a significant portion of FAM’s mortgage loans sold and servicing activities. Additionally, FAM is required to maintain minimum net worth requirements for many of the states in which it sells and services loans. Each state has its own minimum net worth requirement; however, none of the state requirements are material to the consolidated financial statements.
Failure to meet minimum capital requirements can result in certain mandatory remedial actions and potentially result in additional discretionary remedial actions by regulators that, if undertaken, could: (i) remove FAM’s ability to sell and service loans to or on behalf of the agencies; and (ii) have a direct material effect on FAM's financial statements, results of operations and cash flows.
In accordance with the regulatory capital guidelines, FAM must meet specific quantitative measures of cash, assets, liabilities, profitability and certain off-balance sheet items calculated under regulatory accounting practices. Further, changes in regulatory and accounting standards, as well as the impact of future events on FAM’s results, may significantly affect FAM’s net worth adequacy.
Among FAM’s various capital requirements related to its outstanding mortgage origination and servicing agreements, the most restrictive of these requires FAM to maintain a minimum adjusted net worth balance at the end of the most recent fiscal quarter of $139.8 million as of December 31, 2022. FAM’s actual net worth was $102.9 million as of December 31, 2022. FAM is also subject to requirements related to material declines in quarterly and two consecutive quarter tangible net worth. As of December 31, 2022, FAM was not in compliance with the FNMA lender adjusted tangible net worth quarterly and two consecutive quarter requirements. As of December 31, 2022, FAM obtained all required waivers for these covenant violations.
In addition, FAM is required to maintain both fidelity bond and errors and omissions insurance coverage at tiered levels based on the aggregate UPB of the loans serviced by FAM throughout the year. FAM is required to conduct compliance testing at least quarterly to ensure compliance with the foregoing requirements. As of December 31, 2022, FAM was in compliance with applicable requirements.
Incenter
Incenter Securities Group LLC ("ISG"), one of the operating subsidiaries of Incenter, operates in a highly regulated environment and is subject to federal and state laws, SEC rules and Financial Industry Regulatory Authority rules and guidance. Applicable laws and regulations restrict permissible activities and require compliance with a wide range of financial and customer-related protections. The consequences of noncompliance can include substantial monetary and nonmonetary sanctions. In addition, ISG is subject to comprehensive examination by its regulators. These regulators have broad discretion to impose restrictions and limitations on the operations of the Company and to impose sanctions for noncompliance. ISG is subject to the SEC’s Uniform Net Capital Rule (SEC Rule 15c3-1), which requires the maintenance of minimum net capital. ISG computes net capital under the alternative method. Under this method, the required minimum net capital is equal to $250 thousand. As of December 31, 2022, ISG met the minimum net capital requirement amounts and was, therefore, in compliance.
Additionally, the ISG claims the exemption provision of Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. § 240.17a-5 because ISG's other business activities are limited to (1) proprietary trading; (2) receiving transaction-based compensation for referring securities transactions to other broker-dealers; and (3) participating in distributions of securities (other than firm commitment underwritings) in accordance with the requirements of paragraphs (a) or (b)(2) of Rule 15c2-4.